February 5, 2018

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Investment Funds

-Dreyfus Diversified Emerging Markets Fund

-Dreyfus/Newton International Equity Fund

-Dreyfus Tax Sensitive Total Return Bond Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

            -Dreyfus/The Boston Company Small Value Fund (the "Funds")

 1933 Act File No.: 33-08214
 1940 Act File No.: 811-04813
 CIK No.: 0000799295

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus for Dreyfus/Newton International Equity Fund and the Statement of Additional Information for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 198 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 29, 2018.

Please address any comments or questions to my attention at 412.234.1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Senior Analyst/Paralegal